BUSINESS DESCRIPTION - Initial Public Offering (Details) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 15, 2017	Nov. 30, 2017	Mar. 31, 2018
BUSINESS DESCRIPTION
Proceeds from issuance of shares (in shares)	42,814,296
Proceeds from IPO, net of offering costs			$ 43,273,702
IPO
BUSINESS DESCRIPTION
Issuance of shares			43,273,702
Proceeds from IPO, net of offering costs		$ 43,300,000
Offering costs		$ 7,100,000	$ 7,095,798
Number of ordinary share represented by each American depositary shares		1
American depositary shares ("ADS") | IPO
BUSINESS DESCRIPTION
Proceeds from issuance of shares (in shares)		5,036,950
Issuance of shares, price per share (in dollars per share)		$ 10.00
Issuance of shares		$ 50,400,000